SCHEDULE OF RETENTION RECEIVABLES NON CURRENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Retention Receivables
Rentention receivables beginning balance	$ 464,070	$ 446,651
Rentention receivables beginning balance	493,147
Additions from conditions rights to consideration		342,698
Additions from conditions rights to consideration
Retention released		(296,202)
Retention released	(108,500)
Allowance for expected credit loss		(29,077)
Allowance for expected credit loss	(384,647)
Rentention receivables ending balance		464,070
Rentention receivables ending balance		$ 493,147